Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Income tax expense (benefit) consists of:

	Current	Deferred	Total
Year Ended December 31, 2011:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	2,070	––	2,070
	$2,070	$––	$2,070
Year Ended December 31, 2012:
US federal	$––	$––	$––
State and local	––	––	––
Foreign	3,392	––	3,392
	$3,392	$––	$3,392

A reconciliation of the expected income tax expense or benefit to actual follows:

	2011	2012
Computed "expected" US tax (benefit) at Federal statutory rate	$(295,115)	$(248,996)
Change resulting from:
State and local income taxes, net of federal income tax benefit	––	––
Foreign income taxes	2,070	3,392
Federal valuation allowance	254,390	235,607
Non––deductible items	39,779	14,456
Change in estimate for prior years’ provisions	946	(1,067)
Income tax expense (benefit)	$2,070	$3,392

Temporary differences at December 31 follow:

	2011	2012
Deferred income tax assets:
Inventories	$398,768	$333,315
Accounts receivable	227,443	292,846
Intangible assets	168,549	96,791
Accrued expenses	53,600	60,397
Net operating loss and tax credit carry forwards	17,615,396	17,792,110
Plant and equipment	13,789	15,378
Stock compensation	88,429	88,059
Other – investment impairments	––	127,855
Total deferred income tax assets	18,565,974	18,806,751
Valuation allowance	(18,565,974)	(18,806,751)
Net deferred tax assets	$––	$––

 As of December 31, 2012 the Company had federal net operating loss carry forwards of approximately $47,537,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2018 to 2032. As of December 31, 2012, the Company had Massachusetts state net operating loss carry forwards of approximately $15,798,000 which are available to offset future taxable income. They are due to expire in varying amounts from 2013 through 2017.

The distribution of Zoom Telephonics stock to Zoom Technologies’ shareholders was not intended to be a tax-free distribution governed by Section 355 of the Internal Revenue Code. A taxable distribution will generally result in taxable gain to the distributing corporation; however, Zoom Technologies’ tax basis in Zoom Telephonics is believed to exceed the fair market value of that stock as of the date of distribution. In addition, even if Zoom Technologies’ tax basis in the Zoom Telephonics stock was less than the fair market value of that stock as of the date of distribution, it is believed that there are sufficient net operating loss carry forwards to offset any taxable gain recognized.  To the extent that either of these assumptions are incorrect, Zoom Telephonics, as the successor to Zoom Technologies, has fully indemnified TCB Digital for any pre-closing income taxes incurred, including any income tax resulting from the distribution of Zoom Telephonics.  Management believes the likelihood of the Company incurring any obligation under this indemnification is remote.

Effective January 1, 2007, the Company adopted the provisions of a new standard which provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements. Tax positions must meet a "more-likely-than-not" recognition threshold at the effective date to be recognized upon adoption and in subsequent periods. Upon the adoption, and at December 31, 2012 and 2011, the Company did not have any uncertain tax positions. No interest and penalties related to uncertain tax positions were accrued at December 31, 2012 and 2011.

The Company files income tax returns in the United States and the United Kingdom. Years subsequent to 2008 are open for U.S. Federal and state income tax reporting and years subsequent to 2006 are open in the United Kingdom.

The Company has not provided for U.S. income taxes related to undistributed earnings from its foreign operations at December 31, 2012, as the Company considers these earnings to be permanently reinvested.  Determination of the additional income taxes and applicable withholding that would be payable on the remittance of such undistributed earnings is not practicable because such liability, if any, is dependent upon circumstances existing if and when the Company no longer considers all or a portion of such undistributed earnings to be permanently reinvested.